Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in property and equipment [Line Items]
Beginning balance	₩ 173,134,638	₩ 168,710,600
Acquisitions	12,486,698	12,638,471
Disposals	(756,967)	(613,515)
Depreciation	(12,304,766)	(11,774,945)
Impairment	97,425	(4,056)
Others	5,208,280	4,178,083
Ending balance	177,865,308	173,134,638
Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	287,628,367
Ending balance	301,417,289	287,628,367
Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(113,125,414)
Ending balance	(122,280,663)	(113,125,414)
Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(866,906)
Ending balance	(756,064)	(866,906)
Government grants
Changes in property and equipment [Line Items]
Beginning balance	(501,409)
Ending balance	(515,254)	(501,409)
Land
Changes in property and equipment [Line Items]
Beginning balance	14,084,491
Ending balance	14,243,532	14,084,491
Land | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	14,107,965	13,943,326
Acquisitions	9,535	9,561
Disposals	(49,377)	(54,447)
Depreciation	0	0
Impairment	0	0
Others	202,814	209,525
Ending balance	14,270,937	14,107,965
Land | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	14,135,452
Ending balance	14,298,409	14,135,452
Land | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Land | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(27,487)
Ending balance	(27,472)	(27,487)
Land | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(23,474)	(23,475)
Acquisitions	0	0
Disposals	1	1
Depreciation	0	0
Impairment	0	0
Others	(3,932)	0
Ending balance	(27,405)	(23,474)
Buildings
Changes in property and equipment [Line Items]
Beginning balance	12,874,104
Ending balance	13,241,763	12,874,104
Buildings | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	12,926,226	12,616,532
Acquisitions	3,202	9,036
Disposals	(19,918)	(19,974)
Depreciation	(906,528)	(889,539)
Impairment	(449)	0
Others	1,289,667	1,210,171
Ending balance	13,292,200	12,926,226
Buildings | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	22,974,569
Ending balance	24,230,827	22,974,569
Buildings | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(10,041,270)
Ending balance	(10,931,672)	(10,041,270)
Buildings | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(7,073)
Ending balance	(6,955)	(7,073)
Buildings | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(52,122)	(57,231)
Acquisitions	0	0
Disposals	0	0
Depreciation	5,360	5,174
Impairment	0	0
Others	(3,675)	(65)
Ending balance	(50,437)	(52,122)
Structures
Changes in property and equipment [Line Items]
Beginning balance	48,118,031
Ending balance	50,283,627	48,118,031
Structures | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	48,290,052	46,258,855
Acquisitions	217,450	630
Disposals	(277,308)	(319,287)
Depreciation	(2,677,395)	(2,582,488)
Impairment	(3,669)	(741)
Others	4,900,105	4,933,083
Ending balance	50,449,235	48,290,052
Structures | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	78,474,620
Ending balance	83,055,890	78,474,620
Structures | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(30,171,363)
Ending balance	(32,596,265)	(30,171,363)
Structures | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(13,205)
Ending balance	(10,390)	(13,205)
Structures | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(172,021)	(180,009)
Acquisitions	0	0
Disposals	1,250	1,811
Depreciation	9,568	9,517
Impairment	0	0
Others	(4,405)	(3,340)
Ending balance	(165,608)	(172,021)
Machinery
Changes in property and equipment [Line Items]
Beginning balance	51,615,300
Ending balance	54,064,659	51,615,300
Machinery | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	51,755,382	50,038,787
Acquisitions	248,932	268,126
Disposals	(188,924)	(135,803)
Depreciation	(5,748,407)	(5,759,425)
Impairment	(33,191)	0
Others	8,157,993	7,343,697
Ending balance	54,191,785	51,755,382
Machinery | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	101,062,220
Ending balance	108,749,243	101,062,220
Machinery | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(48,791,847)
Ending balance	(54,015,594)	(48,791,847)
Machinery | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(514,991)
Ending balance	(541,864)	(514,991)
Machinery | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(140,082)	(157,785)
Acquisitions	0	0
Disposals	405	531
Depreciation	17,283	17,519
Impairment	0	0
Others	(4,732)	(347)
Ending balance	(127,126)	(140,082)
Ships
Changes in property and equipment [Line Items]
Beginning balance	177
Ending balance	13,476	177
Ships | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	177	255
Acquisitions	0	0
Disposals	0	0
Depreciation	(1,053)	(103)
Impairment	0	0
Others	14,352	25
Ending balance	13,476	177
Ships | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	2,068
Ending balance	17,264	2,068
Ships | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(1,891)
Ending balance	(3,788)	(1,891)
Ships | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Ships | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Vehicles
Changes in property and equipment [Line Items]
Beginning balance	87,582
Ending balance	85,642	87,582
Vehicles | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	89,257	78,983
Acquisitions	1,813	4,807
Disposals	(88)	(4,298)
Depreciation	(41,907)	(37,980)
Impairment	0	0
Others	38,612	47,745
Ending balance	87,687	89,257
Vehicles | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	371,207
Ending balance	393,046	371,207
Vehicles | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(281,833)
Ending balance	(305,242)	(281,833)
Vehicles | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(117)
Ending balance	(117)	(117)
Vehicles | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(1,675)	(632)
Acquisitions	0	(26)
Disposals	0	0
Depreciation	663	460
Impairment	0	0
Others	(1,033)	(1,477)
Ending balance	(2,045)	(1,675)
Equipment
Changes in property and equipment [Line Items]
Beginning balance	397,034
Ending balance	429,133	397,034
Equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	397,183	407,843
Acquisitions	79,369	54,875
Disposals	(183)	(667)
Depreciation	(205,908)	(184,007)
Impairment	(1)	0
Others	165,281	119,139
Ending balance	435,741	397,183
Equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	1,989,115
Ending balance	2,168,348	1,989,115
Equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(1,591,890)
Ending balance	(1,732,564)	(1,591,890)
Equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(42)
Ending balance	(43)	(42)
Equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(149)	(227)
Acquisitions	0	0
Disposals	0	0
Depreciation	494	95
Impairment	0	0
Others	(6,953)	(17)
Ending balance	(6,608)	(149)
Tools
Changes in property and equipment [Line Items]
Beginning balance	183,001
Ending balance	178,402	183,001
Tools | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	183,065	192,387
Acquisitions	25,291	19,389
Disposals	(180)	(89)
Depreciation	(77,902)	(81,984)
Impairment	0	0
Others	48,227	53,362
Ending balance	178,501	183,065
Tools | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	1,256,189
Ending balance	1,306,509	1,256,189
Tools | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(1,073,086)
Ending balance	(1,128,002)	(1,073,086)
Tools | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(38)
Ending balance	(6)	(38)
Tools | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(64)	(239)
Acquisitions	0	0
Disposals	0	0
Depreciation	32	209
Impairment	0	0
Others	(67)	(34)
Ending balance	(99)	(64)
Construction in progress
Changes in property and equipment [Line Items]
Beginning balance	30,044,272
Ending balance	27,905,545	30,044,272
Construction in progress | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	30,156,094	30,964,938
Acquisitions	11,671,907	12,183,430
Disposals	(197,293)	(66,965)
Depreciation	0	0
Impairment	134,735	(3,315)
Others	(13,723,972)	(12,921,994)
Ending balance	28,041,471	30,156,094
Construction in progress | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	30,313,624
Ending balance	28,064,266	30,313,624
Construction in progress | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Construction in progress | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(157,530)
Ending balance	(22,795)	(157,530)
Construction in progress | Government grants
Changes in property and equipment [Line Items]
Beginning balance	(111,822)	(79,126)
Acquisitions	23,155	5,027
Disposals	17	0
Depreciation	0	0
Impairment	0	0
Others	(47,276)	(37,723)
Ending balance	(135,926)	(111,822)
Right-of-use assets
Changes in property and equipment [Line Items]
Beginning balance	4,059,397
Ending balance	3,711,125	4,059,397
Right-of-use assets | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	4,059,397	4,542,166
Acquisitions	197,016	78,213
Disposals	(2,838)	(11,787)
Depreciation	(509,068)	(558,565)
Impairment	0	0
Others	(33,382)	9,370
Ending balance	3,711,125	4,059,397
Right-of-use assets | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	7,848,138
Ending balance	5,992,724	7,848,138
Right-of-use assets | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(3,788,741)
Ending balance	(2,281,599)	(3,788,741)
Right-of-use assets | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Right-of-use assets | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Retirements, property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	8,925,388
Ending balance	11,288,967	8,925,388
Retirements, property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	8,925,388	7,413,171
Acquisitions	0	92
Disposals	0	(209)
Depreciation	(1,133,866)	(844,518)
Impairment	0	0
Others	3,497,445	2,356,852
Ending balance	11,288,967	8,925,388
Retirements, property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	14,348,920
Ending balance	17,620,603	14,348,920
Retirements, property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(5,277,109)
Ending balance	(6,185,214)	(5,277,109)
Retirements, property, plant and equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	(146,423)
Ending balance	(146,422)	(146,423)
Retirements, property, plant and equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Other property, plant and equipment
Changes in property and equipment [Line Items]
Beginning balance	2,745,861
Ending balance	2,419,437	2,745,861
Other property, plant and equipment | Carrying Amount Other than Government Grants [Member]
Changes in property and equipment [Line Items]
Beginning balance	2,745,861	2,752,081
Acquisitions	9,028	5,311
Disposals	(22,531)	(2,332)
Depreciation	(1,036,132)	(869,310)
Impairment	0	0
Others	723,211	860,111
Ending balance	2,419,437	2,745,861
Other property, plant and equipment | Acquisition cost
Changes in property and equipment [Line Items]
Beginning balance	14,852,245
Ending balance	15,520,160	14,852,245
Other property, plant and equipment | Accumulated depreciation
Changes in property and equipment [Line Items]
Beginning balance	(12,106,384)
Ending balance	(13,100,723)	(12,106,384)
Other property, plant and equipment | Accumulated impairment losses
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Other property, plant and equipment | Government grants
Changes in property and equipment [Line Items]
Beginning balance	0
Ending balance	₩ 0	₩ 0